Exchangeable Senior Notes - Additional Information (Detail) - Exchangeable Senior Notes due May 1, 2020 [Member]	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares
Debt Instrument [Line Items]
Issuance of debt through private offering	$ 250,000,000
Percentage of interest on debt	5.375%
Number of shares exchanged per exchangeable notes	33.8667
Principal amount of the exchangeable notes	$ 1,000
Increased in cash dividend | $ / shares	$ 0.57
Maturity date of debt instrument	May 01, 2020
Initial Exchangeable Rate [Member]
Debt Instrument [Line Items]
Number of shares exchanged per exchangeable notes	33.5149